ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
NOTE 11 - ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
As of December 31, 2024 and 2023, the Company’s accrued expenses and other current liabilities consisted of the following:

	December 31,
	2024	2023
Sales, use, payroll taxes and income taxes	$2,596	$2,184
Fees for professional services	882	1,000
Deferred revenue	129	96
Other accruals	897	1,355

Total accrued expenses and other current liabilities	$4,504	$4,635